Other Operating Income (Expenses), Net (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Great East Japan Earthquake JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Loss on disposal or sale of fixed assets	$ (30,329)	[1]	¥ (2,487,000)	[1]	¥ (1,553,000)	[1]	¥ (2,907,000)	[1]	¥ (73,000)
Other	$ 24,133	[1]	¥ 1,979,000	[1]	¥ (7,780,000)	[1]	¥ (8,481,000)	[1]	¥ 2,787,000

[1]	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million and ¥2,787 million respectively resulted from the Great East Japan Earthquake.